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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21792

                      AIM Core Allocation Portfolio Series
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/07

Item 1.  Schedule of Investments.

                      AIM CORE ALLOCATION PORTFOLIO SERIES
                             SERIES C AND SERIES M
             Quarterly Schedule of Portfolio Holdings - May 31, 2007

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                        --Registered Trademark--

AIMInvestments.com   PAMCAPS-QTR-1 5/07   A I M Advisors, Inc.

SERIES C

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
BONDS & NOTES-59.95%
AUTOMOBILE MANUFACTURERS-1.13%
DaimlerChrysler NA Holding Corp., Gtd.
   Global Notes, 6.50%, 11/15/13(a)               $     130,000   $      135,937
                                                                  --------------
BROADCASTING & CABLE TV-4.33%
Comcast Corp., Unsec. Unsub. Gtd.
   Notes, 5.90%, 03/15/16(a)                            520,000          521,165
                                                                  --------------
CONSUMER FINANCE-5.36%
HSBC Finance Corp., Global Notes,
   5.50%, 01/19/16(a)                                   300,000          293,646
                                                                  --------------
SLM Corp.-Series A, Unsub. Medium Term
   Notes, 5.00%, 04/15/15(a)                            400,000          350,856
                                                                  --------------
                                                                         644,502
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.88%
Broadridge Financial Solutions Inc.,
   Sr. Unsec. Notes, 6.13%, 06/01/17(a)                 350,000          346,440
                                                                  --------------
DIVERSIFIED BANKS-3.32%
Standard Chartered PLC (United
   Kingdom), Bonds, 7.01%, (Acquired
   05/22/07; Cost $200,000)(a)(b)(c)                    200,000          199,590
                                                                  --------------
Wachovia Corp., Sr. Unsec. Notes,
   5.35%, 03/15/11(a)                                   200,000          199,884
                                                                  --------------
                                                                         399,474
                                                                  --------------
ELECTRIC UTILITIES-7.12%
DCP Midstream L.P., Sr. Unsec. Notes,
   8.13%, 08/16/30(a)                                    85,000          102,557
                                                                  --------------
Edison Mission Energy, Sr., 7.20%,
   05/15/19 (Acquired 05/02/07; Cost
   $200,750)(a)(b)(d)                                   200,000          201,750
                                                                  --------------
PPL Energy Supply LLC, Sr. Unsec.
   Unsub. Notes, 6.20%, 05/15/16(a)                     550,000          552,387
                                                                  --------------
                                                                         856,694
                                                                  --------------
HEALTH CARE EQUIPMENT-0.85%
Invacare Corp., Sr. Notes, 9.75%,
   02/15/15 (Acquired 02/07/07; Cost
   $98,642)(a)(b)                                       100,000          102,500
                                                                  --------------
HOME IMPROVEMENT RETAIL-1.72%
Home Depot, Inc., Sr. Unsec. Unsub.
   Global Notes, 5.88%, 12/16/36(a)                     220,000          206,798
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
HOTELS, RESORTS & CRUISE LINES-2.24%
Wyndham Worldwide Corp., Sr. Unsec.
   Bonds, 6.00%, 12/01/16 (Acquired
   01/10/07; Cost $273,045)(a)(b)                 $     275,000   $      269,492
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-0.98%
Costco Wholesale Corp., Sr. Unsec.
   Unsub. Notes, 5.50%, 03/15/17(a)                     120,000          118,512
                                                                  --------------
INDUSTRIAL CONGLOMERATES-2.35%
Hutchison Whampoa International 03/33
   Ltd. (Cayman Islands), Sr. Unsec.
   Gtd. Unsub. Notes, 7.45%, 11/24/33
   (Acquired 04/24/07; Cost
   $292,813)(a)(b)(d)                                   250,000          283,242
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.23%
AT&T Corp., Sr. Unsec. Gtd. Global
   Notes, 8.00%, 11/15/31(a)                            175,000          214,294
                                                                  --------------
British Telecommunications PLC (United
   Kingdom), Global Notes, 8.38%,
   12/15/10(a)                                           15,000           16,502
                                                                  --------------
Verizon Global Funding Corp., Sr.
   Global Notes, 5.85%, 09/15/35(a)                      40,000           37,700
                                                                  --------------
                                                                         268,496
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-3.70%
Goldman Sachs Group Inc. (The), Sr.
   Global Notes, 5.75%, 10/01/16(a)                     320,000          320,109
                                                                  --------------
Morgan Stanley, Sr. Unsec. MTN, 5.63%,
   01/09/12(a)                                          125,000          125,441
                                                                  --------------
                                                                         445,550
                                                                  --------------
MOVIES & ENTERTAINMENT-1.30%
Time Warner Inc., Sr. Unsec. Gtd.
   Deb., 6.50%, 11/15/36(a)                             160,000          156,786
                                                                  --------------
MULTI-LINE INSURANCE-2.47%
Liberty Mutual Group Inc., Jr. Gtd.
   Sub. Bonds, 7.80%, 03/15/37
   (Acquired 04/10/07; Cost
   $297,822)(a)(b)                                      300,000          296,766
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.80%
BAC Capital Trust XIV, Notes, 5.63%,
   (a)(c)                                               250,000          247,362
                                                                  --------------

SERIES C

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Capmark Financial Group Inc., Sr.
   Unsec. Gtd. Notes, 6.30%, 05/10/17
   (Acquired 05/03/07; Cost
   $209,662)(a)(b)                                $     210,000   $      206,739
                                                                  --------------
General Electric Capital Corp.-Series
   A, Global MTN, 4.63%, 09/15/09(a)                     50,000           49,263
                                                                  --------------
JPMorgan Chase & Co., Sr. Unsec.
   Notes, 4.60%, 01/17/11(a)                            200,000          194,838
                                                                  --------------
                                                                         698,202
                                                                  --------------
PACKAGED FOODS & MEATS-4.06%
Kraft Foods Inc., Sr. Unsec. Notes,
   5.25%, 10/01/13(a)                                   500,000          488,565
                                                                  --------------
RAILROADS-2.79%
Burlington North Santa Fe Corp.,
   Unsec. Global Deb., 6.15%,
   05/01/37(a)                                          340,000          335,481
                                                                  --------------
RESIDENTIAL REIT'S-1.91%
ERP Operating L.P., Unsec. Unsub.
   Notes, 5.13%, 03/15/16(a)                            240,000          230,153
                                                                  --------------
TOBACCO-2.20%
Reynolds American Inc., Sr. Sec. Gtd.
   Global Notes, 7.30%, 07/15/15(a)                     250,000          264,825
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.21%
Sprint Nextel Corp., Unsec. Notes,
   6.00%, 12/01/16(a)                                    30,000           29,005
                                                                  --------------
Vodafone Group PLC (United Kingdom),
   Unsec. Global Bonds, 6.15%,
   02/27/37(a)                                          120,000          116,070
                                                                  --------------
                                                                         145,075
                                                                  --------------
      Total Bonds & Notes
         (Cost $7,260,409)                                             7,214,655
                                                                  --------------
U.S. MORTGAGE-BACKED SECURITIES-39.92%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-39.92%
Federal National Mortgage Association,
   Pass Through Ctfs.,
   6.00%, 09/01/36(a)                                   774,212          775,227
                                                                  --------------
   Pass Through Ctfs., TBA,
   6.00%, 06/01/37(a)(e)                              2,000,000        1,997,813
                                                                  --------------
   6.50%, 06/01/37(a)(e)                              2,000,000        2,031,563
                                                                  --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $4,836,347)                                             4,804,603
                                                                  --------------
U.S. TREASURY SECURITIES-17.39%
U.S. TREASURY BILLS-1.32%
   4.72%, 09/27/07(a)                                   161,000(f)       158,559
                                                                  --------------
U.S. TREASURY NOTES-13.77%
   4.25%, 11/15/13(a)                                   500,000          483,670
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
U.S. TREASURY NOTES-(CONTINUED)
   4.63%, 02/15/17(a)                             $   1,200,000   $    1,174,128
                                                                  --------------
                                                                       1,657,798
                                                                  --------------
U.S. TREASURY BONDS-2.30%
   6.00%, 02/15/26(a)                                   250,000          276,835
                                                                  --------------
      Total U.S. Treasury Securities
         (Cost $2,128,971)                                             2,093,192
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES-3.90%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-3.90%
   Unsec. Global Notes,  4.13%,
   04/15/14 (Cost $473,579)(a)                          500,000          470,060
                                                                  --------------

                                                      SHARES           VALUE
                                                  -------------   --------------
MONEY MARKET FUNDS-9.37%
Liquid Assets Portfolio -Institutional
   Class (g)                                            563,687          563,687
                                                                  --------------
Premier Portfolio -Institutional Class (g)              563,687          563,687
                                                                  --------------
     Total Money Market Funds                                          1,127,374
        (Cost $1,127,374)
                                                                  --------------
TOTAL INVESTMENTS-130.53%
   (Cost $15,826,680)                                                 15,709,884
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(30.53)%                                (3,674,623)
                                                                  --------------
NET ASSETS-100.00%                                                $   12,035,261
                                                                  --------------

Investment Abbreviations:

Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
Jr.    -- Junior
MTN    -- Medium-Term Notes
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2007 was $14,582,510, which represented 121.16% of the Fund's Net Assets. See
     Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2007 was $1,560,079, which represented 12.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

SERIES C

(c)  Perpetual bond with no specified maturity date.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2007 was $484,992, which represented 4.03% of the Fund's Net Assets.

(e) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

SERIES M

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
ASSET-BACKED SECURITIES-62.80%
COLLATERALIZED MORTGAGE OBLIGATIONS-62.80%
Commercial Mortgage Pass
   Through Ctfs.-Series
   2006-C7, Class A4, Pass
   Through Ctfs., 5.77%,
   06/10/46(a)(b)                                 $      25,000   $       25,342
                                                                  --------------
CS First Boston Mortgage
   Securities Corp.-Series
   2004-C5, Class A2, Pass
   Through Ctfs., 4.18%,
   11/15/37(a)                                          290,000          282,100
                                                                  --------------
Fannie Mae REMICS-Series
   2006-123, Class BO, Pass
   Through Ctfs., 0.99%,
   01/25/37(a)(c)                                       882,301          667,182
                                                                  --------------
Freddie Mac REMICS,
   -Series 2405, Class PE,
   Pass Through Ctfs.,
   6.00%, 01/15/17(a)                                   658,944          667,578
                                                                  --------------
   -Series 2425, Class JH,
   Pass Through Ctfs.,
   6.00%, 03/15/17(a)                                   615,060          620,678
                                                                  --------------
   -Series 2882, Class UJ,
   Pass Through Ctfs.,
   4.50%, 08/15/19(a)                                   869,177          841,321
                                                                  --------------
GE Capital Commercial
   Mortgage Corp.-Series
   2001-1, Class A2, Pass
   Through Ctfs., 6.53%,
   05/15/33(a)                                          400,000          413,517
                                                                  --------------
GMAC Commercial Mortgage
   Securities Inc.-Series
   2001-C1, Class A2, Pass
   Through Ctfs., 6.47%,
   04/15/34(a)                                          400,000          412,120
                                                                  --------------
Greenwich Capital Commercial
   Funding Corp.-Series
   2007-GG9, Class AM, Pass
   Through Ctfs., 5.48%,
   03/10/39(a)                                          500,000          490,319
                                                                  --------------
JP Morgan Mortgage
  Trust-Series 2006-A3,
  Class 2A3, Pass Through
   Ctfs., 5.62%,
   05/25/36(a)(b)                                       750,000          749,326
                                                                  --------------
LB-UBS Commercial Mortgage Trust,
   -Series 2001-C2, Class A2,
   Pass Through Ctfs.,
   6.65%, 11/15/27(a)                                   400,000          415,679
                                                                  --------------
   -Series 2007-C1, Class AM,
   Pass Through Ctfs.,
   5.46%, 02/15/40(a)                                   500,000          489,334
                                                                  --------------
Structured Adjustable Rate Mortgage Loan Trust,
   -Series 2004-1, Class 3A1,
   Pass Through Ctfs.,
   7.43%, 02/25/34(a)(b)                                296,796          297,194
                                                                  --------------
   -Series 2004-6, Class 1A,
   Pass Through Ctfs.,

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
   5.85%, 06/25/34(a)(b)                          $     247,562   $      248,983
                                                                  --------------
Wells Fargo Mortgage Backed Securities Trust,
   -Series 2005-AR12, Class 2A6,
   Floating Rate Pass Through Ctfs.,
   4.32%, 07/25/35(a)(b)                                430,581          422,851
                                                                  --------------
   -Series 2005-AR8, Class 2A1,
   Pass Through Ctfs.,
   4.49%, 06/25/35(a)(b)                                496,675          493,026
                                                                  --------------
   Total Asset-Backed Securities
      (Cost $7,557,835)                                                7,536,550
                                                                  --------------
U.S. MORTGAGE-BACKED SECURITIES-61.99%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-61.99%
   Pass Through Ctfs.,
   5.50%, 11/01/34 to 02/01/35(a)                       919,900          900,336
                                                                  --------------
   5.00%, 02/01/35(a)                                 1,231,796        1,175,284
                                                                  --------------
   6.00%, 09/01/36(a)                                   774,212          775,227
                                                                  --------------
   Pass Through Ctfs., TBA,
   5.50%, 06/01/37(a)(d)                              4,700,000        4,589,110
                                                                  --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $7,490,824)                                             7,439,957
                                                                  --------------
U.S. TREASURY SECURITIES-4.15%
U.S. TREASURY BILLS-0.84%
   4.72%, 09/27/07(a)(e)                             102,000(f)          100,454
                                                                  --------------
U.S. TREASURY NOTES-0.08%
   4.63%, 12/31/11(a)                                    10,000            9,903
                                                                  --------------
U.S. TREASURY BONDS-3.23%
   5.25%, 02/15/29(a)                                   380,000          388,371
                                                                  --------------
      Total U.S. Treasury Securities
         (Cost $496,567)                                                 498,728
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES-0.42%

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-0.42%
   Unsec. Global Notes, 5.50%,  03/15/11
   (Cost $50,716)(a)                                     50,000           50,617
                                                                  --------------

SERIES M

                                                      SHARES           VALUE
                                                  -------------   --------------
MONEY MARKET FUNDS-9.52%
Liquid Assets Portfolio -Institutional
   Class (g)                                            571,150   $      571,150
                                                                  --------------
Premier Portfolio -Institutional Class (g)              571,150          571,150
                                                                  --------------
    Total Money Market Funds
      (Cost $1,142,300)                                                1,142,300
                                                                  --------------
TOTAL INVESTMENTS-138.88%
   (Cost $16,738,242)                                                 16,668,152
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(38.88)%                                (4,666,626)
                                                                  --------------
NET ASSETS-100.00%                                                $   12,001,526
                                                                  --------------

Investment Abbreviations:

Ctfs.  -- Certificates
GNMA   -- Government National Mortgage Association
REMIC  -- Real Estate Mortgage Investment Conduit
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA    -- To Be Announced
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2007 was $15,525,852, which represented 129.37% of the Fund's Net Assets. See
     Note 1A.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(d) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            5

AIM CORE ALLOCATION PORTFOLIO SERIES

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

               The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the

     AIM CORE ALLOCATION PORTFOLIO SERIES
          indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

               Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Funds may receive proceeds from litigation settlements involving each Fund's respective investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of such Funds' net asset value and, accordingly, they reduce the Funds' total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the advisor.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. DOLLAR ROLL TRANSACTIONS - The Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Funds sell mortgage-backed securities held in the Funds to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase substantially similar securities (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Funds, the dollar roll transactions are accounted for as financing

     AIM CORE ALLOCATION PORTFOLIO SERIES
          transactions in which the Funds receive compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Funds will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Funds exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Funds enter into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

               Dollar roll transactions involve the risk that the market value of the securities retained by the Funds may decline below the price of the securities that the Funds have sold but are obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds' use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Funds with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               Each Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Funds' current interpretation of tax regulations and rates that exist in the foreign markets in which the Funds invest.

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Funds may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Funds could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     G. FUTURES CONTRACTS - The Funds may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether

     AIM CORE ALLOCATION PORTFOLIO SERIES
          unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the such Fund's basis in the contract. If such Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

     H. SWAP AGREEMENTS - The Funds may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

               Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

               A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default bankruptcy), the Funds as a protection buyer would cease paying its fixed payment, the Funds would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Funds. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Funds as a protection seller would cease to receive the fixed payment stream, the Funds would pay the buyer the full notional value of the referenced obligation, and the Funds would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Funds receive the fixed payment over the life of the agreement. As the seller, the Funds would effectively add leverage to its portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settledby a cash payment in the case of a credit event.

               Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Funds accrue for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Funds segregate liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

     I. COLLATERAL - To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund's practice to replace such collateral no later than the next business day.

     AIM CORE ALLOCATION PORTFOLIO SERIES

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Funds are permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Funds and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended May 31, 2007.

     SERIES C

                                                                    CHANGE IN
                                                                   UNREALIZED                             REALIZED
                           VALUE     PURCHASES      PROCEEDS      APPRECIATION     VALUE       DIVIDEND     GAIN
FUND                     08/31/06     AT COST      FROM SALES    (DEPRECIATION)   05/31/07      INCOME     (LOSS)
----                     --------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class                 $381,800   $11,934,441   $(11,752,554)       $--         $  563,687    $21,214      $--
                         --------   -----------   ------------        ---         ----------    -------      ---
Premier
   Portfolio-
   Institutional
   Class                  381,800    11,934,441    (11,752,554)        --           563,687      21,116       --
                         --------   -----------   ------------        ---         ----------    -------      ---
TOTAL
   INVESTMENTS IN
   AFFILIATES            $763,600   $23,868,882   $(23,505,108)       $--         $1,127,374    $42,330      $--
                         ========   ===========   ============        ===         ==========    =======      ===

     SERIES M

                                                                    CHANGE IN
                                                                   UNREALIZED                             REALIZED
                           VALUE     PURCHASES      PROCEEDS      APPRECIATION     VALUE       DIVIDEND     GAIN
FUND                     08/31/06     AT COST      FROM SALES    (DEPRECIATION)   05/31/07      INCOME     (LOSS)
----                     --------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class                 $292,122    $3,526,373    $(3,247,345)       $--         $  571,150    $ 7,304      $--
                         --------    ----------    -----------        ---         ----------    -------      ---
Premier
   Portfolio-
   Institutional
   Class                  292,122     3,526,373     (3,247,345)        --            571,150      7,273       --
                         --------    ----------    -----------        ---         ----------    -------      ---
TOTAL
   INVESTMENTS IN
   AFFILIATES            $584,244    $7,052,746    $(6,494,690)       $--         $1,142,300    $14,577      $--
                         ========    ==========    ===========        ===         ==========    =======      ===

     AIM CORE ALLOCATION PORTFOLIO SERIES

     NOTE 3 -- INVESTMENTS IN AFFILIATES

     SERIES C

     On May 31, 2007, $161,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                       OPEN FUTURES CONTRACTS AT PERIOD END
                              ------------------------------------------------------
                              NUMBER OF       MONTH/         VALUE       UNREALIZED
CONTRACT                      CONTRACTS     COMMITMENT      05/31/07    APPRECIATION
--------                      ---------   -------------   -----------   ------------
U.S. Treasury 10 Year Bonds        5      Jun.-07/Short   ($  531,953)     $ 8,114
                                 ---      -------------   -----------      -------
U.S. Treasury Long Bonds          10      Jun.-07/Short    (1,091,563)      23,416
                                 ---      -------------   -----------      -------
                                                          $(1,623,516)     $31,530
                                                          ===========      =======

     SERIES M

     On May 31, 2007, $102,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                       OPEN FUTURES CONTRACTS AT PERIOD END
                              ------------------------------------------------------
                                                                          UNREALIZED
                              NUMBER OF       MONTH/         VALUE       APPRECIATION
CONTRACT                      CONTRACTS     COMMITMENT      05/31/07    (DEPRECIATION)
--------                      ---------   -------------   -----------   ------------
U.S. Treasury 10 Year Notes        3      Sept.-07/Long   $   319,125      $  (381)
                                 ---      -------------   -----------      -------
U.S. Treasury 30 Year Bond        22      Jun.-07/Short    (2,401,438)      83,484
                                 ---      -------------   -----------      -------
                                                          $(2,082,313)     $83,103
                                                          ===========      =======

     NOTE 4 -- INVESTMENT SECURITIES

     During the nine months ended May 31, 2007 purchases and sales of investments (excluding short-term investments) were as follows:

                Purchases
             (excluding U.S.   Sales (excluding
                 Treasury        U.S Treasury      Purchases of U.S.       Sales of U.S.
               securities)        securities)     Treasury securities   Treasury securities
             ---------------   ----------------   -------------------   -------------------
Series C       $24,920,429        $27,634,319         $17,668,016           $19,478,988
               -----------        -----------         -----------           -----------
Series M       $ 5,749,940        $ 2,838,977         $     9,939           $ 6,054,042
               -----------        -----------         -----------           -----------

          At May 31, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                Net Unrealized
                                 Unrealized      Unrealized      Appreciation
             Federal Tax Cost   Appreciation   (Depreciation)   (Depreciation)
             ----------------   ------------   --------------   --------------
Series C        $15,826,680        $30,294       $(147,090)       $(116,796)
                -----------        -------       ---------        ---------
Series M        $16,738,242        $39,113       $(109,203)       $ (70,090)
                -----------        -------       ---------        ---------

          For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

Item 2. Controls and Procedures.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Core Allocation Portfolio Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 27, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 27, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.